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              AMR Class                   PlanAhead Class
              Institutional Class         Service Class


Supplement Dated July 31, 2007 to the Statement of Additional Information
dated March 1, 2007
-------------------------------------------------------------------------------

The following portion of the table hereby replaces the similar portion of the table under the section titled "Portfolio Managers."

                                Number of Other Accounts Managed                     Number of Accounts and Assets for
                                and Assets by Account Type                           Which Advisory Fee is Performance-Based
                                --------------------------------                     ---------------------------------------
                                                                                                                    >C>
                                Registered     Other Pooled                         Registered     Other Pooled
Name of Investment Advisor      Investment     Investment       Other               Investment     Investment       Other
and Portfolio Manager           Companies      Vehicles         accounts            Companies      Vehicles         accounts
--------------------------      ----------     ------------     --------            ----------     ------------     --------

SSgA Funds Management, Inc. - Equity 500 Index Portfolio

John Tucker                    44 ($31.1 bil)  384 ($289.1 bil) 106 ($95.0 bil)         N/A             N/A            N/A
Karl Schneider                 44 ($31.1 bil)  384 ($289.1 bil) 106 ($95.0 bil)         N/A             N/A            N/A



The following table hereby replaces the similar table under the sub-section titled "Ownership of the Fund" under the section titled "Portfolio Managers."

Name of Investment Advisor     Equity 500              Small Cap
and Portfolio Manager         Index Portfolio          Value Fund
--------------------------    ---------------          ----------

SSgA Funds Management, Inc.
Ric Thomas                        N/A                    None
Chuck Martin                      N/A                    None
John Tucker                       None                   N/A
Karl Schneider                    None                   N/A

